Filed pursuant to Rule 497(j)

Registration Nos. 333-33607 and 811-08333

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 27, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                     Nuveen Investment Trust II (the “Registrant”)

                                                  File No. 333-33607

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Santa Barbara Global Dividend Growth Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 190 was filed electronically with the Securities and Exchange Commission on November 27, 2020.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren